Revenues, Changes in Contract Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Accrued income, beginning balance	SFr 2,799	SFr 889
Accrued income, additions	5,846	3,813
Accrued income, deductions	(4,978)	(1,903)
Accrued income, ending balance	3,667	2,799
Deferred income, beginning balance	355	521
Deferred revenue, additions	1,533	1,250
Deferred revenue, deductions	(1,537)	(1,416)
Deferred income, ending balance	SFr 351	SFr 355